Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our typical practice is to grant annual equity awards under the SIP to eligible Associates at regularly scheduled Compensation Committee meetings that are held at approximately the same times each year (in September, for stock option awards). In FY26, our executive officers did not receive new stock option awards; the Committee did not schedule equity award grant dates or establish equity award terms in anticipation of the release of material non-public information; and we did not time the release of material non-public information in relation to equity award grant dates or terms for the purpose of affecting the value of executive officer compensation.
Award Timing Method	Our typical practice is to grant annual equity awards under the SIP to eligible Associates at regularly scheduled Compensation Committee meetings that are held at approximately the same times each year (in September, for stock option awards).
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	In FY26, our executive officers did not receive new stock option awards; the Committee did not schedule equity award grant dates or establish equity award terms in anticipation of the release of material non-public information; and we did not time the release of material non-public information in relation to equity award grant dates or terms for the purpose of affecting the value of executive officer compensation.
MNPI Disclosure Timed for Compensation Value	false